Staff costs - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 people employee £ / shares	Dec. 31, 2024 employee people £ / shares	Dec. 31, 2023 people employee £ / shares	Dec. 31, 2008 GBP (£) trading_session
Share-based payment arrangement
Total number of employees | employee	198,403	206,753	212,764
Average number of employees | people	203,572	209,371	211,135
Average number of employees with disabilities	4,854	4,828	4,701
Weighted average grant-date fair value of options granted (in GBP per share) | £ / shares	£ 0.44	£ 0.23	£ 0.33
Spain
Share-based payment arrangement
Employee with disabilities, threshold degree of disability	33.00%
Banco Santander, S.A.
Share-based payment arrangement
Average number of employees | people	23,207	23,839	24,061
Executive directors and Senior management
Share-based payment arrangement
Average number of employees | people	17	15	16
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Santander UK plc | Sharesave plan
Share-based payment arrangement
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions | trading_session				3
Minimum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the sharesave scheme by UK tax authorities				21 days
Maximum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the sharesave scheme by UK tax authorities				41 days
Banco Santander, S.A.
Share-based payment arrangement
Average number of employees with disabilities | employee	419	435	428
Employee with disabilities, threshold degree of disability	33.00%
Number of employees with disabilities at end of period | employee	413	432	436